Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 200,769	$ 305,498
Marketable securities	36,867	240,530
Trade and other receivables	76,103	50,260
Inventories	265,105	201,622
Derivative assets	36,218	124,234
Prepaid expenses and other current assets	40,033	33,549
Assets held for sale	0	207,538
Current assets	655,095	1,163,231
Non-current assets
Restricted cash	14,511	20,444
Inventories	148,141	124,265
Mineral properties, plant and equipment	2,840,499	2,497,919
Investments in associates	150,834	125,313
Deferred income tax assets	0	10,576
Other non-current assets	47,317	25,613
Total assets	3,856,397	3,967,361
Current liabilities
Accounts payable and accrued liabilities	239,808	190,116
Current portion of loans and borrowings	0	26,667
Derivative liabilities	1,899	77,699
Other current liabilities	30,017	22,339
Liabilities relating to assets held for sale	0	85,745
Current liabilities	271,724	402,566
Non-current liabilities
Loans and borrowings	828,024	514,015
Reclamation and closure cost provisions	95,514	95,565
Derivative liabilities	8,806	7,158
Deferred income tax liabilities	260,718	312,198
Other non-current liabilities	38,527	50,514
Total liabilities	1,503,313	1,382,016
Shareholders’ equity
Common shares	2,035,974	2,006,777
Reserves	41,620	47,038
Accumulated other comprehensive (loss) income (“AOCI”)	(52,076)	84,939
Retained earnings	327,566	446,591
Total equity	2,353,084	2,585,345
Total liabilities and equity	$ 3,856,397	$ 3,967,361